Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Current Liabilities
Accrued expenses	¥ 60,753	$ 8,323	¥ 94,044
Advance from customers	26,981	3,696	30,172
Deposits from other business	11,673	1,599	11,339
Payable to individual investors of other business	15,381	2,107	188,697
Payable for purchases of property and equipment	30,749	4,213	37,018
Other tax payable	41,833	5,731	38,203
Operating lease liability - current	44,888	6,150	61,826
Payables to suppliers	122,623	16,799	104,484
Payable for litigation (Note 19)	44,548	6,103	99,000
Other payables	4,859	666	17,019
Total	¥ 404,288	$ 55,387	¥ 681,802